(cover page)
                                                       (company logo)


Dear Investor:

Despite the dip in October, by November the market was up over 55% for the past two years. Another year of exceptional Dow performance leaves many investors wondering, is now a good time to invest?

If you think the market is too high to invest now, consider this: Since 1925, over rolling five-year periods the Dow Jones Industrial Average has been up 71 out of 77 times. During this time an investment in the Dow, with dividends reinvested, would have made money 92% of the time if held for five years or more!

So what are you waiting for? With an investment in U.S. Global Investors' All American Equity and Bonnel Growth Funds, you capitalize on the growth of America's blue chip and mid-cap stocks, while protecting yourself against downturns in foreign markets.

Balance the strong performance of all American blue chip stocks with the growth potential of select small and mid-cap stocks. Use both funds together for a diversified stock portfolio. And remember, your money won't grow unless you put it to work for you.

Sincerely,

/S/FRANK HOLMES

Frank Holmes,
Chairman and CEO




For more complete information about US Global Investors' funds, including charges and expenses, call 1-800-US-FUNDS or visit our Web site at www.us-global.com for a free prospectus. Read it carefully before you invest or send money.


--------------------------------------------------------------------------------
Yes I need to learn more about the following investment opportunities. Please RUSH me a FREE investment guide and prospectus today.

o   Please enclose an IRA investment guide.

         o  Bonnel Growth Fund
         o  All American Equity Fund

Name____________________________________________________________________________
Address_________________________________________________________________________
City _____________________ State _______________  Zip Code _____________________
Daytime Phone___________________________________________________________________



(page 1)


     BALANCE

     STRONG

     PERFORMANCE

     WITH

     GROWTH

     POTENTIAL



     (graphics: a circle with the word "FREE" written in the middle and the words "save with a Lifetime IRA" around it)


                         (company logo)


(page 2)


U.S. GLOBAL INVESTORS'

BONNEL GROWTH FUND

Today's Mid-Caps:  Tomorrow's Blue-Chips?

Performance:

    ----------------                     ----------------
        28.67%                                32.97%
    ................                     ................
        1 year                           Since Inception
    (as of 9/30/97)                        (10/17/94)
    ----------------                     ----------------



             4 Star Mutual Funds Magazine rating.

               *         *         *         *



EXPERIENCED PORTFOLIO MANAGEMENT

Art Bonnel has been managing money since 1970. He begins with a universe of over 9000 stocks listed on the NASDAQ, NYSE and AMEX. He tracks down the quality mid-cap growth companies: companies with strong earnings, a strong balance sheet, a competitive edge, and management ownership in the company.

GROWTH POTENTIAL

The Fund invests in mid-size companies with market capitalizations of around $1billion. Historically companies of this size grow faster than blue-chips and offer greater opportunities for return. And today's midcaps may become tomorrow's blue chips.

YOUR INVESTMENT IS DIVERSIFIED TO REDUCE RISK

When you invest in the Bonnel Growth Fund, your investment is allocated across many companies, limiting the impact of any one company not performing well. In addition, as an institutional investor, the Fund can negotiate lower commissions on its portfolio transactions.

SAVE MONEY WITH A NO-LOAD INVESTMENT

Because the Fund is no-load,  you never pay loads or sales  charges.

YOU ALWAYS HAVE EASY ACCESS TO YOUR MONEY

You can buy, exchange or sell Fund shares on any business day. You can withdraw money from your account by written request or by telephone exchange.

YOUR ACCOUNT INFORMATION IS JUST A TOLL-FREE PHONE CALL AWAY

You can call toll-free from anywhere in America to check your account balance, confirm deposits, verify exchanges and more. This convenient service is available 24 hours a day, seven days a week.

(page 3)

U.S. GLOBAL INVESTORS'

ALL AMERICAN EQUITY FUND

Invest in the Best.

Performance:  4 Star Morningstar rating.  (3 years as of 9/30/97)

    ----------------        ----------------        ----------------
        36.82%                   17.32%                  8.34%
    ................        ................        ................
        1 year                  5 Years                10 Years
    (as of 9/30/97)         (as of 9/30/97)         (as of 9/30/97)
    ----------------        ----------------        ----------------



             4 Star Mutual Funds Magazine rating.

               *         *         *         *


EXPERIENCED PORTFOLIO MANAGEMENT

A seasoned investor in the financial markets of the United States and Asia, Bin Shi, C.F.A., manages the All American Equity Fund. After graduating with honors in international finance and trade from the prestigious Fudan University, Bin worked as a bank officer specializing in international finance. During his graduate studies at Tulane University, Bin conducted in-depth research of the American securities markets, including analysis of the volatility of the S&P 500.

INVEST IN AMERICA'S BEST AND BIGGEST

The Fund invests in American blue-chips: companies with market capitalizations over $1 billion. The Fund seeks to out-perform the S&P 500 Index.

PROTECT YOUR ASSETS AGAINST A DOWNTURN IN THE GLOBAL MARKET

The fund invests in all-American companies you know and trust, with proven track records and consistent returns. In addition, as an institutional investor, the Fund can negotiate lower commissions on its portfolio transactions.

SAVE MONEY WITH A NO-LOAD INVESTMENT

Because the Fund is no-load, you never pay loads or sales charges.

YOU ALWAYS HAVE EASY ACCESS TO YOUR MONEY

You can buy, exchange or sell Fund shares on any business day. You can withdraw money from your account by written request or by telephone exchange.

YOUR ACCOUNT INFORMATION IS JUST A TOLL-FREE PHONE CALL AWAY

You can call toll-free from anywhere in America to check your account balance, confirm deposits, verify exchanges and more. This convenient service is available 24 hours a day, seven days a week.

(page 4)

WHAT ARE MY INVESTMENT OPTIONS?

     o Open a new account in the All American Equity Fund or the Bonnel Growth Fund with a $5000 initial investment.
     o Get started with our ABC Investment Plan(R) with a $1,000 initial investment and $100 per month for the Bonnel Growth Fund, or a $100 initial investment with $30 per month for the All American Equity Fund.
     o   Open an IRA account. IRAs require no minimum investment.



     INVEST TODAY!

         CALL
               1-800-557-2297,
                        ext. 231

                Return the enclosed business reply card
                   today with your name and address.

                   Visit U.S. Global Investors at
                          www.us-global.com.



For more complete information about US Global Investors' funds, including charges and expenses, call 1-800-US-FUNDS or visit our Web site at www.us-global.com for a free prospectus. Read it carefully before you invest or send money.

Past performance is no guarantee of future results. Investment returns and principle will fluctuate so that you may have a gain or a loss when you sell shares.

Morningstar uses a proprietary rating system to show historical, risk-adjusted performance. These ratings may change monthly and are calculated from the funds' one-,three-, five-, and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T-bill returns. The one-year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5%, and one star in the bottom 10%. Morningstar awarded the All American Equity Fund 2, 4, 3 and 1 stars out of 2,143, 2,143, 1,187, and 638 domestic equity funds for the 1, 3, 5, and 10 year periods ended 9/30/97.

*Mutual Funds Magazine's All-Star Ratings combine return and risk to provide an overall summary of the fund's performance. Funds are first ranked by their total return over their entire performance history, subject to a minimum of two years and a maximum of ten. The most recent quarter of returns receives the most weight, with each older quarter receiving progressively less weight, so that the oldest quarter receives the least. An identical process is used to rank each fund for risk. The two rankings, return and risk, are combined to produce a final numerical rating for each fund. The 20% of funds with the highest combined rating are awarded 5 Stars; the second 20% receive 4 Stars; the third 20% receive 3 Stars; the fourth 20% receive 2 Stars, and the bottom fifth of the funds, those with the poorest risk-adjusted returns, receive only 1 Star. Total return calculations implicitly consider fund's ongoing expenses, including management fees, 12b-1 fees, and operating expenses, all of which reduce the net return to shareholders. Mutual Fund Magazine also reduce funds' returns based on sales loads and redemption fees. All-Star ratings are not inherently predictive. The All-Star rating is based on fund performance through 12/5/97 for the category of all mutual funds. See the February 1998 issue of Mutual Fund Magazine for more details.